Note 11 - Financial Income Expenses, Net	9 Months Ended
Sep. 30, 2011
Financial Income Expenses Net [Abstract]
Note 11 - Financial Income (Expenses), Net [Text Block]

11. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the nine-month periods ended September 30, 2011 and 2010 are as follows:

	Nine-month periods ended September 30,
	2011	2010
Financial expenses
Loans and financing	(3,649)	(2,837)
Losses on derivative instruments (Note 2)	(147)	(123)
Repurchased securities losses	(15)	(20)
Other	(450)	(521)

	(4,261)	(3,501)
Capitalized interest	3,604	2,238

	(657)	(1,263)
Financial income
Investments	1,363	616
Marketable securities	1,297	282
Gains on derivative instruments (Note 2)	107	152
Clients	225	108
Other	258	321

	3,250	1,479

Monetary and exchange variations	(2,322)	311

	271	527